Shareholders' equity (Schedule of Options Outstanding under 2011 Plan and 2011 Sub-Plan) (Details) - 2011 plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	3,223,443
Outstanding Weighted average remaining contractual life (in years)	7 years 2 months 12 days
Exercisable Number of share options	1,396,981
Exercisable Weighted average remaining contractual life (years)	6 years 11 months 26 days
Outstanding Aggregate intrinsic value | $	$ 573,383
Exercisable Aggregate intrinsic value | $	$ 256,314
0.00 - $0.33
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 0.00
Exercise price, upper limit | $ / shares	$ 0.33
Outstanding Number of share options	151,802
Outstanding Weighted average remaining contractual life (in years)	7 years 10 months 17 days
Exercisable Number of share options	77,063
Exercisable Weighted average remaining contractual life (years)	7 years 9 months 10 days
$1.61 - $2.01
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 1.61
Exercise price, upper limit | $ / shares	$ 2.01
Outstanding Number of share options	193,258
Outstanding Weighted average remaining contractual life (in years)	4 years
Exercisable Number of share options	193,258
Exercisable Weighted average remaining contractual life (years)	4 years
$4.48 - $5.55
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 4.48
Exercise price, upper limit | $ / shares	$ 5.55
Outstanding Number of share options	526,757
Outstanding Weighted average remaining contractual life (in years)	6 years 11 months 4 days
Exercisable Number of share options	254,691
Exercisable Weighted average remaining contractual life (years)	6 years 8 months 12 days
$8.70 - $10.84
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 8.70
Exercise price, upper limit | $ / shares	$ 10.84
Outstanding Number of share options	135,181
Outstanding Weighted average remaining contractual life (in years)	7 years 5 months 12 days
Exercisable Number of share options	48,959
Exercisable Weighted average remaining contractual life (years)	7 years 5 months 15 days
$12.78 - $18.46
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 12.78
Exercise price, upper limit | $ / shares	$ 18.46
Outstanding Number of share options	1,331,364
Outstanding Weighted average remaining contractual life (in years)	8 years 14 days
Exercisable Number of share options	577,806
Exercisable Weighted average remaining contractual life (years)	8 years 14 days
$21.81-$24.79
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 21.81
Exercise price, upper limit | $ / shares	$ 24.79
Outstanding Number of share options	469,545
Outstanding Weighted average remaining contractual life (in years)	6 years 10 months 28 days
Exercisable Number of share options	193,989
Exercisable Weighted average remaining contractual life (years)	7 years
$25.82-$27.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 25.82
Exercise price, upper limit | $ / shares	$ 27.90
Outstanding Number of share options	199,775
Outstanding Weighted average remaining contractual life (in years)	6 years 1 month 17 days
Exercisable Number of share options	37,869
Exercisable Weighted average remaining contractual life (years)	6 years 1 month 17 days
$80.29-$149.6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit | $ / shares	$ 80.29
Exercise price, upper limit | $ / shares	$ 149.6
Outstanding Number of share options	215,761
Outstanding Weighted average remaining contractual life (in years)	6 years 7 months 2 days
Exercisable Number of share options	13,346
Exercisable Weighted average remaining contractual life (years)	6 years 7 months 2 days